BALANCE SHEET COMPONENTS - Narrative (Details) $ in Thousands	3 Months Ended									6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) a	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) a	Dec. 31, 2018 USD ($)	Feb. 28, 2019 a
Property, Plant and Equipment [Line Items]
Materials and supplies expense													$ 1,900	$ 0
Implementation cost capitalized		$ 500				$ 0							500	0
Depreciation and amortization										$ 2,926	$ 5,959	$ 4,424	6,008	2,323	$ 625
Impairment expense		14,415	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0				14,415	$ 0	0
Depreciation	$ 2,200		$ 1,500								5,900	$ 4,400
Finance lease, liability	25,100	$ 15,026									25,100		15,026
Remeasurement adjustment	$ 10,500										$ 10,500
Coolidge, Arizona
Property, Plant and Equipment [Line Items]
Area of land | a						430								430		430
Construction In Progress And Machinery And Equipment
Property, Plant and Equipment [Line Items]
Tangible asset impairment charges													$ 2,000
Impairment expense														$ 0	$ 0